CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪) ₪ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares [1]	Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenue	₪ 498,325		$ 141,570	₪ 454,213	₪ 454,094
Cost of sales	355,228		100,917	315,920	308,717
Gross profit	143,097		40,653	138,293	145,377
Operating costs and expenses
Selling expenses	74,106		21,053	65,869	65,990
General and administrative expenses	24,117		6,851	23,299	21,918
Other Income	(222)		(63)	(230)	(108)
Operating costs and expenses	98,001		27,841	88,938	87,800
Operating profit	45,096		12,812	49,355	57,577
Finance Income	25,657		7,289	28,957	11,348
Finance expense	16,779		4,767	20,492	1,253
Finance Income, net	8,878		2,522	8,465	10,095
Profit before taxes on Income	53,974		15,334	57,820	67,672
Taxes on Income	12,410		3,526	12,719	15,463
Net Income	₪ 41,564		$ 11,808	₪ 45,101	₪ 52,209
Earnings per share:
Basic earnings per share | (per share)	₪ 3		$ 0.86	₪ 3.25	₪ 3.89
Diluted earnings per share | (per share)	₪ 3		$ 0.86	₪ 3.25	₪ 3.89
Shares used in computation of basic/ diluted EPS | shares	13,867,017	[1]	13,867,017	13,867,017	13,433,684
Actual number of shares | shares	13,867,017	[1]	13,867,017	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.